JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
1.38%, 12/31/2028	403,000	378,222
3.75%, 12/31/2028	405,000	407,911
1.75%, 1/31/2029	60,000	56,850
4.00%, 1/31/2029	421,000	427,052
2.63%, 2/15/2029	169,000	164,432
1.88%, 2/28/2029	79,000	75,047
4.25%, 2/28/2029	129,000	131,867
2.38%, 3/31/2029	136,000	131,118
4.13%, 3/31/2029	90,000	91,684
2.88%, 4/30/2029	236,000	231,068
4.63%, 4/30/2029	293,000	303,278
2.38%, 5/15/2029	377,000	362,936
2.75%, 5/31/2029	217,000	211,465
4.50%, 5/31/2029	444,000	458,066
3.25%, 6/30/2029	100,000	99,027
4.25%, 6/30/2029	445,000	455,621
4.00%, 7/31/2029	442,000	448,872
1.63%, 8/15/2029	220,000	205,717
3.13%, 8/31/2029	211,000	207,876
3.63%, 8/31/2029	414,000	415,067
3.50%, 9/30/2029	453,000	452,168
3.88%, 9/30/2029	177,000	179,026
4.00%, 10/31/2029	39,000	39,626
4.13%, 10/31/2029	102,000	104,100
1.75%, 11/15/2029	224,000	209,484
4.13%, 11/30/2029	99,000	101,065
3.88%, 12/31/2029	13,000	13,151
4.38%, 12/31/2029	105,000	108,203
4.25%, 1/31/2030	99,000	101,587
1.50%, 2/15/2030	217,000	199,665
4.00%, 2/28/2030	281,000	285,687
3.63%, 3/31/2030	236,000	236,443
4.00%, 3/31/2030	104,000	105,747
3.50%, 4/30/2030	121,000	120,612
3.88%, 4/30/2030	100,000	101,199
0.63%, 5/15/2030	521,000	458,012
3.75%, 5/31/2030	299,000	301,032
4.00%, 5/31/2030	100,000	101,723
3.75%, 6/30/2030	79,000	79,534
3.88%, 6/30/2030	429,000	434,178
3.88%, 7/31/2030	231,000	233,761
4.00%, 7/31/2030	311,000	316,370
0.63%, 8/15/2030	575,000	501,530
3.63%, 8/31/2030	91,000	91,092
4.13%, 8/31/2030	228,000	233,148
3.63%, 9/30/2030	100,000	100,094
4.63%, 9/30/2030	175,000	182,834
3.63%, 10/31/2030	90,000	90,077

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.88%, 10/31/2030	206,000	217,620
0.88%, 11/15/2030	457,000	400,821
3.50%, 11/30/2030	90,000	89,585
4.38%, 11/30/2030	181,000	187,222
3.75%, 12/31/2030	307,000	308,763
4.00%, 1/31/2031	336,000	341,775
1.13%, 2/15/2031	559,000	494,104
4.13%, 3/31/2031	14,000	14,324
4.63%, 4/30/2031	343,000	359,346
1.63%, 5/15/2031	430,000	387,218
4.63%, 5/31/2031	20,000	20,955
4.25%, 6/30/2031	345,000	355,121
4.13%, 7/31/2031	347,000	354,930
1.25%, 8/15/2031	652,000	570,958
3.75%, 8/31/2031	351,000	352,220
3.63%, 9/30/2031	354,000	352,755
1.38%, 11/15/2031	641,000	561,626
4.38%, 1/31/2032	347,000	359,348
1.88%, 2/15/2032	607,000	545,020
2.88%, 5/15/2032	511,000	485,530
4.00%, 6/30/2032	233,000	236,286
4.00%, 7/31/2032	90,000	91,227
2.75%, 8/15/2032	551,000	517,832
3.88%, 9/30/2032	65,000	65,355
3.75%, 10/31/2032	110,000	109,742
4.13%, 11/15/2032	392,000	400,070
3.50%, 2/15/2033	377,000	369,593
3.38%, 5/15/2033	379,000	367,867
3.88%, 8/15/2033	432,000	432,810
4.50%, 11/15/2033	586,000	611,569
4.00%, 2/15/2034	404,000	407,188
4.38%, 5/15/2034	634,000	655,447
3.88%, 8/15/2034	646,000	643,325
4.25%, 11/15/2034	576,000	588,915
4.63%, 2/15/2035	309,000	324,535
4.25%, 5/15/2035	654,000	667,489
4.25%, 8/15/2035	306,000	311,929
4.00%, 11/15/2035	30,000	29,953
Total U.S. Treasury Obligations (Cost $23,932,548)		24,334,697

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b) (Cost $117,303)	117,263	117,310
Total Investments — 99.6% (Cost $24,049,851)		24,452,007
Other Assets in Excess of Liabilities — 0.4%		110,436
NET ASSETS — 100.0%		24,562,443

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$24,334,697	$—	$24,334,697
Short-Term Investments
Investment Companies	117,310	—	—	117,310
Total Investments in Securities	$117,310	$24,334,697	$—	$24,452,007

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$88,310	$863,410	$834,442	$34	$(2)	$117,310	117,263	$1,360	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.